Income Taxes (Details) - Schedule of Deferred Tax Assets (Liability) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets (Liability) [Abstract]
Loss on impairment of Assets	$ 644,978	$ 713,223	$ 709,961
Net operating loss carryforwards	5,607,804	5,568,391	5,866,623
Tax credit of investment
Operating lease liabilities	213,482	213,482	213,482
Operating lease assets	(213,482)	(213,482)	(213,482)
Deferred tax assets, Gross	6,252,782	6,281,614	6,576,584
Valuation allowance	(6,252,782)	(6,281,614)	(6,459,474)
Deferred tax assets, net			$ 117,110